Derivative Liability (Details Narrative) (10Q) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liabilities	$ 265,403	$ 240,791	$ 401,127	$ 1,406,596
Increase in derivative liabilities	$ 24,613	$ 1,746,821	$ (2,600,809)